CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Bridge notes	In lieu of cash payment for interest	Short-Term Incentive Plan	Accounts payable	Preferred Stock and Warrants	Preferred Stock	Dividend Payment	Convertible Note	Service	Warrant	Long Term Incentive Plan	January 22, 1999 Reverse Merger	May 21, 1999	May 21, 1999 Placement fees	January 26, 2000	January 31, 2000	February 4, 2000	March 15, 2000	June 22, 2000	July 30, 2012	January 8, 2013	January 8, 2013 Warrant	May 8, 2013	Preferred stock	Preferred stock Bridge notes	Preferred stock In lieu of cash payment for interest	Preferred stock Short-Term Incentive Plan	Preferred stock Accounts payable	Preferred stock Preferred Stock and Warrants	Preferred stock Dividend Payment	Preferred stock Convertible Note	Preferred stock Service	Preferred stock Warrant	Preferred stock Long Term Incentive Plan	Preferred stock January 22, 1999 Reverse Merger	Preferred stock May 21, 1999	Preferred stock May 21, 1999 Placement fees	Preferred stock January 26, 2000	Preferred stock January 31, 2000	Preferred stock February 4, 2000	Preferred stock March 15, 2000	Preferred stock June 22, 2000	Preferred stock July 30, 2012	Preferred stock January 8, 2013	Preferred stock January 8, 2013 Warrant	Preferred stock May 8, 2013	Common Stock	Common Stock Bridge notes	Common Stock In lieu of cash payment for interest	Common Stock Short-Term Incentive Plan	Common Stock Accounts payable	Common Stock Preferred Stock and Warrants	Common Stock Preferred Stock	Common Stock Dividend Payment	Common Stock Convertible Note	Common Stock Service	Common Stock Warrant	Common Stock Long Term Incentive Plan	Common Stock January 22, 1999 Reverse Merger	Common Stock May 21, 1999	Common Stock May 21, 1999 Placement fees	Common Stock January 26, 2000	Common Stock January 31, 2000	Common Stock February 4, 2000	Common Stock March 15, 2000	Common Stock June 22, 2000	Common Stock July 30, 2012	Common Stock January 8, 2013	Common Stock January 8, 2013 Warrant	Common Stock May 8, 2013	Capital in Excess of Par Value	Capital in Excess of Par Value Bridge notes	Capital in Excess of Par Value In lieu of cash payment for interest	Capital in Excess of Par Value Short-Term Incentive Plan	Capital in Excess of Par Value Accounts payable	Capital in Excess of Par Value Preferred Stock and Warrants	Capital in Excess of Par Value Preferred Stock	Capital in Excess of Par Value Dividend Payment	Capital in Excess of Par Value Convertible Note	Capital in Excess of Par Value Service	Capital in Excess of Par Value Warrant	Capital in Excess of Par Value Long Term Incentive Plan	Capital in Excess of Par Value January 22, 1999 Reverse Merger	Capital in Excess of Par Value May 21, 1999	Capital in Excess of Par Value May 21, 1999 Placement fees	Capital in Excess of Par Value January 26, 2000	Capital in Excess of Par Value January 31, 2000	Capital in Excess of Par Value February 4, 2000	Capital in Excess of Par Value March 15, 2000	Capital in Excess of Par Value June 22, 2000	Capital in Excess of Par Value July 30, 2012	Capital in Excess of Par Value January 8, 2013	Capital in Excess of Par Value January 8, 2013 Warrant	Capital in Excess of Par Value May 8, 2013	Deficit accumulated during the development stage	Deficit accumulated during the development stage Bridge notes	Deficit accumulated during the development stage In lieu of cash payment for interest	Deficit accumulated during the development stage Short-Term Incentive Plan	Deficit accumulated during the development stage Accounts payable	Deficit accumulated during the development stage Preferred Stock and Warrants	Deficit accumulated during the development stage Preferred Stock	Deficit accumulated during the development stage Dividend Payment	Deficit accumulated during the development stage Convertible Note	Deficit accumulated during the development stage Service	Deficit accumulated during the development stage Warrant	Deficit accumulated during the development stage Long Term Incentive Plan	Deficit accumulated during the development stage January 22, 1999 Reverse Merger	Deficit accumulated during the development stage May 21, 1999	Deficit accumulated during the development stage May 21, 1999 Placement fees	Deficit accumulated during the development stage January 26, 2000	Deficit accumulated during the development stage January 31, 2000	Deficit accumulated during the development stage February 4, 2000	Deficit accumulated during the development stage March 15, 2000	Deficit accumulated during the development stage June 22, 2000	Deficit accumulated during the development stage July 30, 2012	Deficit accumulated during the development stage January 8, 2013	Deficit accumulated during the development stage January 8, 2013 Warrant	Deficit accumulated during the development stage May 8, 2013
Beginning Balance at Jun. 30, 1998	$ 0																								$ 0																							$ 200																								$ (200)																								$ 0
Beginning Balance (in shares) at Jun. 30, 1998																									0																							20,005
Issuance of common stock (in shares)																																				0	0	0																						34,000	7,592	531
Issuance of common stock													0	1,995,982	0																					0	0	0																						340	76	5																						(340)	1,995,906	(5)																						0	0	0
Contribution of capital	85,179																								0																							0																								85,179																								0
Net loss	(1,168,995)																								0																							0																								0																								(1,168,995)
Ending Balance at Jun. 30, 1999	912,166																								0																							621																								2,080,540																								(1,168,995)
Ending Balance (in shares) at Jun. 30, 1999																									0																							62,128
Issuance of common stock (in shares)																																							0	0	0	0	0																				174	347	852	514	14,717
Issuance of common stock																50,000	100,000	250,000	130,000	2,207,551																			0	0	0	0	0																				2	3	9	5	147																				49,998	99,997	249,991	129,995	2,207,404																				0	0	0	0	0
Commissions, legal and bank fees associated with the issuance common stock	(260,595)																								0																							0																								(260,595)																								0
Fair market value of options and warrants vested	1,475,927																								0																							0																								1,475,927																								0
Net loss	(3,346,491)																								0																							0																								0																								(3,346,491)
Ending Balance at Jun. 30, 2000	1,518,558																								0																							787																								6,033,257																								(4,515,486)
Ending Balance (in shares) at Jun. 30, 2000																									0																							78,732
Fair market value of options and warrants vested	308,619																								0																							0																								308,619																								0
Net loss	(2,033,890)																								0																							0																								0																								(2,033,890)
Ending Balance at Jun. 30, 2001	(206,713)																								0																							787																								6,341,876																								(6,549,376)
Ending Balance (in shares) at Jun. 30, 2001																									0																							78,732
Issuance of common stock and warrants (in shares)																									0	0																						37,014	3,053
Issuance of common stock and warrants	6,477,500	534,316																							0	0																						370	31																							6,477,130	534,285																							0	0
Commissions, legal and bank fees associated with the issuance common stock	(846,444)																								0																							0																								(846,444)																								0
Fair market value of options and warrants vested	1,848,726																								0																							0																								1,848,726																								0
Net loss	(3,021,709)																								0																							0																								0																								(3,021,709)
Ending Balance at Jun. 30, 2002	4,785,676																								0																							1,188																								14,355,573																								(9,571,085)
Ending Balance (in shares) at Jun. 30, 2002																									0																							118,799
Fair market value of options and warrants vested	848,842																								0																							0																								848,842																								0
Net loss	(2,778,004)																								0																							0																								0																								(2,778,004)
Ending Balance at Jun. 30, 2003	2,856,514																								0																							1,188																								15,204,415																								(12,349,089)
Ending Balance (in shares) at Jun. 30, 2003																									0																							118,799
Issuance of common stock and warrants (in shares)																									0																							15,369
Issuance of common stock and warrants	3,642,500																								0																							154																								3,642,346																								0
Commissions, legal and bank fees associated with the issuance common stock	(378,624)																								0																							0																								(378,624)																								0
Allocation of proceeds to warrants	(2,099,090)																								0																							0																								(2,099,090)																								0
Reclassification of warrants	1,913,463																								0																							0																								1,913,463																								0
Options and warrants exercised (in shares)																									0																							3,703
Options and warrants exercised	696,649																								0																							37																								696,612																								0
Fair market value of options and warrants vested	1,826,514																								0																							0																								1,826,514																								0
Net loss	(3,726,951)																								0																							0																								0																								(3,726,951)
Ending Balance at Jun. 30, 2004	4,730,975																								0																							1,379																								20,805,636																								(16,076,040)
Ending Balance (in shares) at Jun. 30, 2004																									0																							137,871
Issuance of common stock and warrants (in shares)																									0																							15,957
Issuance of common stock and warrants	3,366,829																								0																							160																								3,366,669																								0
Commissions, legal and bank fees associated with the issuance common stock	(428,863)																								0																							0																								(428,863)																								0
Allocation of proceeds to warrants	(1,715,347)																								0																							0																								(1,715,347)																								0
Reclassification of warrants	1,579,715																								0																							0																								1,579,715																								0
Options and warrants exercised (in shares)																									0																							845
Options and warrants exercised	61,125																								0																							8																								61,117																								0
Fair market value of options and warrants vested	974,235																								0																							0																								974,235																								0
Net loss	(2,978,918)																								0																							0																								0																								(2,978,918)
Ending Balance at Jun. 30, 2005	5,589,751																								0																							1,547																								24,643,162																								(19,054,958)
Ending Balance (in shares) at Jun. 30, 2005																									0																							154,673
Warrants exercised (in shares)																									0																							100
Warrants exercised	100																								0																							1																								99																								0
Fair market value of options and warrants vested	677,000																								0																							0																								677,000																								0
Net loss	(3,314,885)																								0																							0																								0																								(3,314,885)
Ending Balance at Jun. 30, 2006	2,951,966																								0																							1,548																								25,320,261																								(22,369,843)
Ending Balance (in shares) at Jun. 30, 2006																									0																							154,773
Issuance of common stock and warrants (in shares)																									0																							19,863
Issuance of common stock and warrants	2,249,491																								0																							198																								2,249,293																								0
Commissions, legal and bank fees associated with the issuance common stock	(230,483)																								0																							0																								(230,483)																								0
Warrants exercised (in shares)																									0																							100
Warrants exercised	100																								0																							1																								99																								0
Fair market value of options and warrants vested	970,162																								0																																															970,162																								0
Net loss	(3,251,697)																								0																							0																								0																								(3,251,697)
Ending Balance at Jun. 30, 2007	2,689,539																								0																							1,747																								28,309,332																								(25,621,540)
Ending Balance (in shares) at Jun. 30, 2007																									0																							174,736
Issuance of common stock (in shares)																											0																							3,459
Issuance of common stock			434,154																								0																							35																								434,119																								0
Commissions, legal and bank fees associated with the issuance common stock	9,340,000																								0																							0																								9,340,000																								0
Conversion into common stock (in shares)																									0																							5,556
Conversion into common stock	436,508																								0																							55																								436,453																								0
Fair market value of options and warrants vested	1,536,968																								0																							0																								1,536,968																								0
Net loss	(4,601,490)																								0																							0																								0																								(4,601,490)
Ending Balance at Jun. 30, 2008	9,835,679																								0																							1,837																								40,056,872																								(30,223,030)
Ending Balance (in shares) at Jun. 30, 2008																									0																							183,751
Issuance of common stock (in shares)																											0	0																						12,718	1,127
Issuance of common stock			1,007,244	0																							0	0																						127	11																							1,007,117	(11)																							0	0
Conversion into common stock (in shares)																									0																							500
Conversion into common stock	44,933																								0																							5																								44,928																								0
Warrants exercised (in shares)																									0																							24
Warrants exercised	0																								0																							1																								(1)																								0
Fair market value of options and warrants vested	506,847																								0																							0																								506,847																								0
Net loss	(5,726,869)																								0																							0																								0																								(5,726,869)
Ending Balance at Jun. 30, 2009	5,667,834																								0																							1,981																								41,615,752																								(35,949,899)
Ending Balance (in shares) at Jun. 30, 2009																									0																							198,120
Cumulative effect of change in accounting principle- implementation of FASB ASC Topic 815-40	(3,200,108)																								0																							0																								(7,931,875)																								4,731,767
Issuance of common stock (in shares)																											0	0			0		0																	13,531	1,160				30,295		1,542
Issuance of common stock			552,673	0				0		53,800																	0	0			0		0																	135	12				303		15																	552,538	(12)				678,297		53,785																	0	0				(678,600)		0
Issuance of common stock and warrants (in shares)																									0				0																			17,000				1,944
Issuance of common stock and warrants	1,530,000				261,532																				0				0																			170				20																				1,529,830				261,512																				0				0
Commissions, legal and bank fees associated with the issuance common stock	(180,862)					(793,498)																			0					0																		0					0																			(180,862)					(793,498)																			0					0
Issuance of preferred stock and warrants (in shares)																									11,497																							0
Issuance of preferred stock and warrants	11,497,000																								115																							0																								11,496,885																								0
Conversion into common stock (in shares)																									(2,262)							0																						70,688		156,592
Conversion into common stock							0		7,619,360																(23)							0																						707		1,566																						(684)		7,617,794																						0		0
Deemed dividend - Preferred Stock	0																								0																							0																								5,330,039																								(5,330,039)
Allocation of proceeds to warrants	(1,759,008)																								0																							0																								(1,759,008)																								0
Warrants exercised (in shares)																									0																							10,050
Warrants exercised	10,050																								0																							100																								9,950																								0
Fair market value of options and warrants vested	386,639																								0																							0																								386,639																								0
Repurchase of warrants	(50,000)																								0																							0																								(50,000)																								0
Dividends accrued and unpaid	(230,875)																								0																							0																								0																								(230,875)
Net loss	(13,383,513)																								0																							0																								0																								(13,383,513)
Ending Balance at Jun. 30, 2010	7,981,024																								92																							5,009																								58,817,082																								(50,841,159)
Ending Balance (in shares) at Jun. 30, 2010																									9,235																							500,922
Issuance of common stock (in shares)																									0						0				0													59,114							79,123				100
Issuance of common stock	1,853,419							230,875				0													0						0				0													591							791				1													1,852,828							2,385,399				(1)													0							(2,155,315)				0
Commissions, legal and bank fees associated with the issuance common stock	(197,908)																								0																							0																								(197,908)																								0
Conversion into common stock (in shares)																									(4,345)																							136,688						136,688				1,750
Conversion into common stock	0										1,750														(43)																													1,367				18																				(1,324)				1,732														0										0
Deemed dividend - Preferred Stock	0																								0																							0																								360,733																								(360,733)
Fair market value of options and warrants vested	866,235																								0																							0																								866,235																								0
Dividends accrued and unpaid	(122,252)																								0																							0																								0																								(122,252)
Reclassification of warrant liability	1,173,296																								0																							0																								1,173,296																								0
Net loss	(7,268,976)																								0																							0																								0																								(7,268,976)
Ending Balance at Jun. 30, 2011	4,517,463																								49																							7,777																								65,258,072																								(60,748,435)
Ending Balance (in shares) at Jun. 30, 2011																									4,890																							777,697
Issuance of common stock (in shares)																									0						0																	128,423							23,219
Issuance of common stock	3,371,681							122,252																	0						0																	1,284							232																	3,370,397							556,918																	0							(434,898)
Commissions, legal and bank fees associated with the issuance common stock	(143,765)																								0																							0																								(143,765)																								0
Conversion into common stock (in shares)																									(311)																							11,786
Conversion into common stock	0																								(3)																							118																								(115)																								0
Deemed dividend - Preferred Stock	0																								0																							0																								1,076,355																								(1,076,355)
Fair market value of options and warrants vested	766,004																								0																							0																								766,004																								0
Dividends accrued and unpaid	(114,474)																								0																							0																								0																								(114,474)
Net loss	(5,066,133)																								0																							0																								0																								(5,066,133)
Ending Balance at Jun. 30, 2012	3,453,028																								46																							9,411																								70,883,866																								(67,440,295)
Ending Balance (in shares) at Jun. 30, 2012																									4,579																							941,125
Issuance of common stock (in shares)																															0			0										0		0	0								37,197			369,022										3,539		300,000	418,333
Issuance of common stock								114,474			1,724,546										100,570		3,000,000	1,255,000							0			0										0		0	0								372			3,690										35		3,000	4,184								590,949			1,720,856										100,535		2,997,000	1,250,816								(476,847)			0										0		0	0
Commissions, legal and bank fees associated with the issuance common stock																					(6,387)																							0																								0																								(6,387)																								0
Conversion into common stock (in shares)																									(3,779)																							202,846
Conversion into common stock	0																								(38)																							2,029																								(1,991)																								0
Deemed dividend - Preferred Stock	0																								0																							0																								366,151																								(366,151)
Fees related to the issuance of common stock and warrants																						(151,202)																							0																								0																								(151,202)																								0
Fees related to the issuance of common stock																								(153,318)																							0																								0																								(153,318)																								0
Fair value of warrants issued																						(459,000)																							0																								0																								(459,000)																								0
Stock-based compensation	724,693																								0																							0																								724,693																								0
Dividends accrued and unpaid	(20,000)																								0																							0																								0																								(20,000)
Reclassification of warrant liability	326,205																								0																							0																								326,205																								0
Net loss	(6,122,542)																								0																							0																								0																								(6,122,542)
Ending Balance at Jun. 30, 2013	3,786,067																								8																							22,721																								78,189,173																								(74,425,835)
Ending Balance (in shares) at Jun. 30, 2013																									800																							2,272,062
Issuance of common stock (in shares)																									0																							2,524
Issuance of common stock	0																								0																							25																								12,598																								(12,623)
Conversion into common stock (in shares)																									(220)																							73,333
Conversion into common stock	0																								(2)																							733																								(731)
Warrants exercised (in shares)																									0																							290
Warrants exercised	290																								0																							3																								287																								0
Stock-based compensation	124,466																								0																							0																								124,466																								0
Dividends accrued and unpaid	(9,000)																								0																							0																								0																								(9,000)
Net loss	(1,784,333)																								0																							0																								0																								(1,784,333)
Ending Balance at Sep. 30, 2013	$ 2,117,490																								$ 6																							$ 23,482																								$ 78,325,793																								$ (76,231,791)
Ending Balance (in shares) at Sep. 30, 2013																									580																							2,348,209